OTHER OPERATING INCOME - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	£ 3	£ 2	£ 8
Gains (losses) on economic hedging of embedded derivatives bifurcated from certain equity index-linked deposits	9	21	12
Net gain on equity index-linked deposits and the related economic hedges	0	0	0
Repurchase value of subordinated liabilities	0	0	4
Losses on disposals of property, plant and equipment	4	8	0
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	£ (9)	£ (21)	£ (12)